Financial risk management - Credit risk (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Customer loans	€ 0.0	€ 0.0
Credit risk
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Maximum exposure to credit risk	€ 21.3	€ 31.7